Significant Events (Tables)	12 Months Ended
Dec. 31, 2024
Significant Events [Abstract]
Schedule of Senior Bonds
In 2024, the Bank has registered senior bonds at the FMC for UF 11,000,000. Details of the placements made during the current year are included in Note 17.

Series	Currency	Term (annual)	Issuance rate (annual)	Placement date	Amount	Maturity date
AA14	UF	5 years	3.30%	12-01-2023	5,000,000	12-01-2028
AA15	UF	4 years	6.20%	10-01-2023	3,000,000	10-01-2027
AA16	UF	2.5 years	3.20%	04-01-2024	3,000,000	10-01-2026
AA17	CLP	4 years	6.60%	06-01-2024	100,000,000,000	06-01-2028
AA18	UF	2.5 years	3.30%	06-01-2024	3,000,000	12-01-2026
AA19	UF	3.5 years	3.30%	06-01-2024	3,000,000	12-01-2027
AA20	UF	5 years	3.30%	07-01-2024	3,000,000	01-01-2029